As filed with the Securities and Exchange Commission on April 24, 2026

File No. 333-287739 File No. 811-24093
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
☒    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐    Pre-Effective Amendment No. ____
☒    Post-Effective Amendment No. __2__
and/or
☒    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒    Amendment No. __4__

THRIVE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
1000 Palm Boulevard, Suite 66,
Isle of Palms, South Carolina 29451
(Address of Principal Executive Office) (Zip Code)
843.310.2388
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
New Castle County
Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

Michael Pierce Prospera Funds, Inc. 1000 Palm Boulevard, Suite 66, Isle of Palms, South Carolina 29451	JoAnn Strasser, Esq. Thompson Hine LLP 41 South High St., Suite 1700 Columbus, Ohio 43215 614.469.3200
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 1 (the “Amendment”) was filed pursuant to 485(a)(2) under the Securities Act of 1933 on February 27, 2026, and pursuant to Rule 485(a)(2) would have become effective on April 28, 2026.

This Post-Effective Amendment No. 2 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 2 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 2 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio, on the 24th day of April, 2026.

Thrive Series Trust

By: Michael Pierce*
Michael Pierce
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

John F. Boyle*	Trustee	April 24, 2026
John F. Boyle

Bryan McKigney*	Trustee	April 24, 2026
Bryan McKigney

Michael Pierce*	Principal Executive Officer & Trustee	April 24, 2026
Michael Pierce

James J. Simpson*	Trustee	April 24, 2026
James J. Simpson

/s/ Krisof Wild	Principal Financial Officer	April 24, 2026
Krisof Wild

*By: /s/ JoAnn M. Strasser	Attorney-in-Fact pursuant to Power of Attorney	April 24, 2026
JoAnn M. Strasser